DEBT (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of debt
Long-term and short-term debt was as follows:

(in thousands of $)	June 30, 2025	December 31, 2024
Total long-term and short-term debt (1)	1,385,321	1,305,875
Less: current portion of long-term debt and short-term debt(1)	(77,803)	(141,996)
Long-term debt(1)	1,307,518	1,163,879

(1) The amounts presented in the table above, are net of the deferred charges amounting to $15.7 million as of June 30, 2025 (December 31, 2024: $15.8 million).